PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Government grants	$ 134	$ 111
Proceeds from government grants	$ 59	$ 59
Property, plant and equipment, weighted average capitalised interest rate	4.20%	4.80%
Adjustment to cost and accumulated depreciation	$ 1,281	$ 1,167